EMPLOYMENT (Schedule of Average Number of Persons Employed) (Details) - EMPLOYEE	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Average number of employees	287	401	380
Research and development [Member]
Disclosure of defined benefit plans [line items]
Average number of employees	26	33	23
Administration and sales [Member]
Disclosure of defined benefit plans [line items]
Average number of employees	71	82	99
Manufacturing and quality [Member]
Disclosure of defined benefit plans [line items]
Average number of employees	190	286	258